Long-term investments (Details Narrative) $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Nov. 05, 2021 USD ($)	Aug. 23, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Investment on equity interest							$ 305,957	$ 200,851
Prospector Royalty Corp. [Member]
IfrsStatementLineItems [Line Items]
Investment on equity interest	$ 1,587	$ 2	$ 1,587	$ 2	$ 1,587	$ 2
Equity interest invested	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%